INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Components of Income Tax Expense (Benefit)

The Company’s income tax benefit (expenses) for the three months ended March 31, 2014 and 2013, respectively, consisted of the following components:

(In thousands)	Three Months Ended March 31,
	2014	2013
Current tax expense	$(43,080)	$(10,666)
Deferred tax benefit (expense)	(25,308)	106,991

Income tax benefit (expense)	$(68,388)	$96,325

Significant components of the provision for income tax benefit (expense) are as follows:

(In thousands)	Years Ended December 31,
	2013	2012	2011
Current - Federal	$10,586	$61,655	$18,608
Current - foreign	(48,466)	(48,579)	(51,293)
Current - state	1,527	(9,408)	14,719

Total current benefit (expense)	(36,353)	3,668	(17,966)

Deferred - Federal	126,905	261,014	126,078
Deferred - foreign	8,932	27,970	13,708
Deferred - state	22,333	15,627	4,158

Total deferred benefit	158,170	304,611	143,944

Income tax benefit	$121,817	$308,279	$125,978

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax liabilities and assets as of December 31, 2013 and 2012 are as follows (1):

(In thousands)	2013	2012
Deferred tax liabilities:
Intangibles and fixed assets	$2,402,168	$2,451,874
Long-term debt	183,615	381,712
Investments in nonconsolidated affiliates	—	49,654
Unrealized loss in marketable securities	—	10,058
Other investments	6,759	5,832
Other	6,655	5,480

Total deferred tax liabilities	2,599,197	2,904,610

Deferred tax assets:
Accrued expenses	106,651	85,132
Investments in nonconsolidated affiliates	1,824	—
Net operating loss carryforwards	1,287,239	1,278,894
Bad debt reserves	9,726	12,633
Other	35,527	41,011

Total gross deferred tax assets	1,440,967	1,417,670
Less: Valuation allowance	327,623	183,686

Total deferred tax assets	1,113,344	1,233,984

Net deferred tax liabilities	$1,485,853	$1,670,626

(1)	For comparability, the presentation of the balances at December 31, 2012 were adjusted to align to current year presentation of gross foreign deferred taxes and associated valuation allowances on our foreign subsidiaries.

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of income tax computed at the U.S. Federal statutory tax rates to income tax benefit is:

	Years Ended December 31,
(In thousands)	2013		2012		2011
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit at statutory rates	$246,867	35%	$251,814	35%	$137,903	35%
State income taxes, net of federal tax effect	32,768	4%	6,218	1%	18,877	5%
Foreign income taxes	(22,640)	(3%)	8,782	2%	(4,683)	(1%)
Nondeductible items	(4,870)	(1%)	(4,617)	(1%)	(3,154)	(1%)
Changes in valuation allowance and other estimates	(135,161)	(19%)	50,697	7%	(15,816)	(4%)
Other, net	4,853	1%	(4,615)	(1%)	(7,149)	(2%)

Income tax benefit	$121,817	17%	$308,279	43%	$125,978	32%

Schedule of Unrecognized Tax Benefits

The total amount of unrecognized tax benefits at December 31, 2013 and 2012 that, if recognized, would impact the effective income tax rate is $100.1 million and $107.0 million, respectively.

(In thousands)	Years Ended December 31,
Unrecognized Tax Benefits	2013	2012
Balance at beginning of period	$138,437	$175,782
Increases for tax position taken in the current year	12,004	10,575
Increases for tax positions taken in previous years	13,163	14,774
Decreases for tax position taken in previous years	(21,928)	(55,113)
Decreases due to settlements with tax authorities	(1,113)	(7,581)
Decreases due to lapse of statute of limitations	(11,188)	—

Balance at end of period	$129,375	$138,437